Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue
Note 3. Revenue
Contract Balances
For the three and six months ended June 30, 2021, the Company recognized $1.6 million and $3.6 million of revenue, respectively, from the deferred revenue account balance as of December 31, 2020. For the three and six months ended June 30, 2020, the Company recognized $0.7 million and $1.2 million of revenue, respectively, from the deferred revenue account balance as of December 31, 2019.
Deferred revenue is expected to be recognized when the Company provides hardware maintenance services or contractual performance obligations for which the customer has already provided payment with $3.6 million expected to be recognized in the remainder of 2021, $2.7 million expected to be recognized in 2022, $1.3 million expected to be recognized in 2023, and $0.4 million thereafter.
Disaggregation of Revenue
The following table disaggregates the Company’s revenue based on the nature of the products and services:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2021	2020	2021	2020

Hardware	$14,331	$9,919	$28,569	$22,473
Consumables	4,780	$3,429	9,397	$7,582
Services	1,308	$826	2,573	$1,820

Total Revenue	$20,419	$14,174	$40,539	$31,875

Note 3. Revenue
The Company derives revenue from the sale of 3D printers, consumable materials, and hardware maintenance agreements, through its global channel of third-party value-added reseller partners (“VARs”). Typically the VAR is the Company’s customer. Customers are invoiced at the time of shipment or at the beginning of the maintenance term and payment is typically due within 60 days. Contracts primarily contain fixed consideration although certain VAR contracts include performance rebates that may be earned based on sales targets which are accounted for as variable consideration and a reduction of revenue. The Company’s variable consideration is primarily based on performance metrics measured over the fiscal year, thus uncertainties related to variable consideration are resolved at December 31, 2020 and 2019.
Revenue associated with the Company’s products are generally recognized when the customer obtains control of the Company’s product, which occurs at a point in time, and may be upon shipment or upon delivery based on the contractual shipping terms of a contract. Revenue associated with hardware maintenance arrangements is recognized ratably over the term of the arrangements. For its premium cloud software subscription offering, the Company recognizes revenue ratably over time beginning on the date the customer is capable of accessing the software under “Services” in the revenue disaggregation table.
Significant Judgements
The Company enters into certain contracts that have multiple performance obligations. These performance obligations may include 3D printers, consumables, premium cloud software subscriptions, and hardware maintenance. Contracts with more than one performance obligation require the Company to allocate the transaction price to each performance obligation. As the Company’s contracts predominantly contain fixed consideration, the allocation of transaction price is based on a relative standalone selling price method. The Company determines standalone selling prices based on the price at which the performance obligation is sold separately. If the performance obligation is not sold separately, the Company estimates the standalone selling price considering available information such as market conditions and internally approved pricing guidelines related to the performance obligations.
Contract Balances
Timing of revenue recognition may differ from the timing of invoicing to customers. The Company has a right to bill when products are shipped, which is often the point in time revenue is recognized. As a result, the Company will have accounts receivable for billings and also deferred revenue for the portion of billings in advance of service in its hardware maintenance agreements.
The Company recognized $2.4 million of revenue in 2020 from deferred revenue as of December 31, 2019. The Company recognized $1.2 million of revenue in 2019 from deferred revenue as of December 31, 2018.
Deferred revenue is expected to be recognized when the Company provides hardware maintenance services or contractual performance obligations for which the customer has already provided payment with $6.2 million recognized in 2021, $2.2 million recognized in 2022, $0.6 million recognized in 2023, and $0.1 million thereafter.
Contract Costs
When costs to obtain a contract are incremental and the amortization period is greater than one year, the cost is capitalized and amortized over the period that aligns with the transfer of related goods and services. The amortization period does not extend beyond the initial contract term because there is not a sufficient history of renewals. When the costs to obtain a contract are capitalized for a contract that includes multiple performance obligations, the amortization pattern is consistent with the pattern of revenue recognition for the performance obligations.
The Company expenses sales commissions when incurred when the amortization period is one year or less. These costs are recorded within sales and marketing in the consolidated statement of operations and comprehensive loss.
Disaggregation of Revenue
The following table disaggregates the Company’s revenue based on the nature of the products and services:

	Year Ended December 31,
(in thousands)	2020	2019
Hardware	$52,119	$57,285
Consumables	15,498	12,584
Services	4,234	2,680

Total Revenue	$71,851	$72,549